Commitments and Contingencies (Details)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)
Commitments and Contingencies (Details) [Line Items]
State-owned banks insurance	$ 600		¥ 500,000	$ 79,600	¥ 500,000
Deposits totaling (in Dollars)	$ 31,558,338	$ 35,283,936
Number of vendors	4	2
Total purchases rate	51.80%	40.20%	51.80%
Number of suppliers	4	2
Total advances to suppliers rate	10.00%	10.00%	10.00%
Number of customers	1
Total sales rate	10.00%		10.00%
Total sales rate	10.00%	10.00%	10.00%
Total accounts receivable rate		10.00%
No Customer [Member]
Commitments and Contingencies (Details) [Line Items]
Number of customers